NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated January 12, 2017
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Funds NVIT Global Growth Fund (the "Global Growth Fund") and American Funds NVIT Bond Fund (the "Bond Fund")

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled "Portfolio Managers" on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers	Title	Length of Service
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Isabelle de Wismes	Partner – Capital World Investors, a division of Capital Research	Since 2012
Paul Flynn	Partner – Capital World Investors, a division of Capital Research	Since 2016
Jonathan Knowles	Partner – Capital World Investors, a division of Capital Research	Since 2013

2.	All references to, and information regarding, Galen Hoskin in the Prospectus, as they relate solely to the Global Growth Fund, are hereby deleted in their entirety.

3.	The table under the section entitled "Portfolio Managers" on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers	Title	Length of Service
Pramod Atluri	Vice President – Capital Fixed Income Investors, a division of Capital Research	Since 2016
David A. Hoag	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2007

4.	All references to, and information regarding, David C. Barclay and Thomas H. Hogh in the Prospectus, as they relate solely to the Bond Fund, are hereby deleted in their entirety.

5.	The following supplements the information under the heading entitled "Master Global Growth Fund Team Members" on page 38 of the Prospectus:

Paul Flynn is a Partner of Capital World Investors. Mr. Flynn has been employed as an investment professional for 21 years and has been with Capital Research or its affiliates for the past 19 years. Mr. Flynn has been an equity/fixed-income portfolio manager for the Global Growth Fund for less than 1 year.

6.	The following supplements the information under the heading entitled "Master Bond Fund Team Members" commencing on page 38 of the Prospectus:

Pramod Atluri is a Vice President of Capital Fixed Income Investors. Mr. Atluri has been employed as an investment professional for 18 years and has been with Capital Research or its affiliates for the past year. Mr. Atluri has been a fixed-income portfolio manager for the Bond Fund for 1 year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE